Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $16,600,000.00.
Narrative - Max Aggregate Offering Price	$ 16,600,000.00
Final Prospectus	true